Subsequent Events (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended
	Aug. 07, 2007	Mar. 30, 2011	May 28, 2010	Dec. 31, 2012
Subsequent Event [Line Items]
Navios Holdings economic interest in Navios Acquisition		53.70%		53.96%
Navios Holdings voting interest in Navios Acquisition		45.00%	57.30%	45.24%
General Partner Interest	2.00%
Dividend received from Navios Acquistion
Subsequent Event [Line Items]
Subsequent Event Date				Jan. 04, 2013
Subsequent Event Amount				1,300
Navios Partners Public Offering
Subsequent Event [Line Items]
Subsequent Event Date				Feb. 06, 2013
Subsequent Event Amount				1,494
Price Per Share				14.15
Gross Proceeds Raised By Affiliate				73,226
Net Proceeds Raised By Affiliate				69,646
Shares Issued By Affiliate				5,175,000
Shares Purchased				105,613
General Partner Interest				2.00%
Equity Method Investment Ownership Percentage				23.40%
Navios Logistics Acquisition of Energias
Subsequent Event [Line Items]
Subsequent Event Date				Mar. 19, 2013
Subsequent Event Amount				2,000
Dividend received from Navios Partners
Subsequent Event [Line Items]
Subsequent Event Date				Feb. 14, 2013
Subsequent Event Amount				7,342
Dividend paid
Subsequent Event [Line Items]
Subsequent Event Date				Mar. 27, 2013
Dividend Paid Per Share				0.06
Dividend Approval Date				Feb. 15, 2013
Dividend Record Date				Mar. 20, 2013
Navios Acquisition Offerings
Subsequent Event [Line Items]
Subsequent Event Date				Feb. 26, 2013
Subsequent Event Amount				50,001
Price Per Share				2.85
Gross Proceeds Raised By Affiliate				100,453
Shares Issued By Affiliate				35,246,791
Shares Purchased				17,544,300
Navios Holdings economic interest in Navios Acquisition				52.20%
Navios Holdings voting interest in Navios Acquisition				47.40%
Navios Logistics Senior Notes issuance
Subsequent Event [Line Items]
Subsequent Event Date				Mar. 07, 2013
Subsequent Event Amount				90,000
Notes Issued Price At Premium				103.75%